Income Taxes (Details 4) (Detail) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2016 KRW (₩)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 KRW (₩)	Dec. 31, 2014 KRW (₩)
Reconciliation Of Income Taxes
Tax expense (benefit) at Korean statutory tax rate (22%)	₩ 752		₩ (3,449)	₩ (2,387)
Foreign tax credit and foreign tax deduction	39		1,104	1,069
Tax credit carryforwards for research and human resource development	(471)		(558)	(756)
Foreign tax differential	(99)		(184)	(259)
Income not assessable for tax purpose	(1)		(77)	(26)
Expense not deductible for tax purpose	37		140	351
Change in formula of surtax on income tax				2,049
Change in valuation allowances	(819)		244	6,550
Tax effect from consolidation of subsidiaries	(14)		205	3
Effect of change in foreign currency exchange rate	(114)		(187)	(110)
Expiration of unused foreign tax credit and unused net operating loss carryforwards	4,055		4,238	4,090
Others	(125)		(125)	(427)
Total income tax expenses	₩ 3,240	$ 2,692	₩ 1,351	₩ 10,147
Earliest Tax Year | Internal Revenue Service (IRS)
Reconciliation Of Income Taxes
Years subject to income tax examination	2013	2013
Earliest Tax Year | Korean National Tax Service
Reconciliation Of Income Taxes
Years subject to income tax examination	2011	2011
Latest Tax Year | Internal Revenue Service (IRS)
Reconciliation Of Income Taxes
Years subject to income tax examination	2016	2016
Latest Tax Year | Korean National Tax Service
Reconciliation Of Income Taxes
Years subject to income tax examination	2016	2016
Korean surtax amendment
Reconciliation Of Income Taxes
Tax expense (benefit) at Korean statutory tax rate, rate (as a percent)	22.00%	22.00%	22.00%	22.00%
Surtax on corporate income tax (as a percent)	10.00%	10.00%
Surtax on corporate income tax, net of tax credit (as a percent)			10.00%